Segment information - Summary of Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings and loss information
Revenue	$ 871,984	$ 940,914
Production costs	459,586	449,748
Depreciation and amortization	240,185	200,958
Earnings (loss) from mine operations	172,213	290,208
Other significant items of income and expense
Impairment		13,926
Write-down (reversal) of assets	32,499	9,106
Exploration and evaluation expenses	19,635	14,786
Mine standby costs	34,367	15,351
Income tax expense (recovery)	61,224	138,073
Loss from discontinued operations, net of tax	(377,485)	(155,097)
Capital expenditure information
Additions to property, plant and equipment during the period	305,810	292,769
Information about assets and liabilities
Property, plant and equipment	3,596,262	4,003,211	$ 4,042,199
Goodwill	92,591	92,591
Information about assets and liabilities	3,688,853	4,095,802
Debt, including current portion	494,414	489,763
Turkiye
Earnings and loss information
Revenue	398,602	486,069
Production costs	193,214	189,841
Depreciation and amortization	116,076	91,728
Earnings (loss) from mine operations	89,312	204,500
Other significant items of income and expense
Impairment		0
Write-down (reversal) of assets	33,143	3,442
Exploration and evaluation expenses	4,180	4,384
Mine standby costs	0	4
Income tax expense (recovery)	30,366	93,144
Loss from discontinued operations, net of tax	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	128,797	136,587
Information about assets and liabilities
Property, plant and equipment	823,125	841,000
Goodwill	0	0
Information about assets and liabilities	823,125	841,000
Debt, including current portion	0	0
Canada
Earnings and loss information
Revenue	312,962	273,358
Production costs	116,723	98,987
Depreciation and amortization	71,974	60,622
Earnings (loss) from mine operations	124,265	113,749
Other significant items of income and expense
Impairment		0
Write-down (reversal) of assets	0	(2)
Exploration and evaluation expenses	12,363	7,885
Mine standby costs	0	714
Income tax expense (recovery)	31,441	36,622
Loss from discontinued operations, net of tax	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	80,839	89,402
Information about assets and liabilities
Property, plant and equipment	711,178	704,663
Goodwill	92,591	92,591
Information about assets and liabilities	803,769	797,254
Debt, including current portion	0	0
Greece
Earnings and loss information
Revenue	160,420	181,487
Production costs	149,649	160,920
Depreciation and amortization	52,135	48,608
Earnings (loss) from mine operations	(41,364)	(28,041)
Other significant items of income and expense
Impairment		13,926
Write-down (reversal) of assets	(1,325)	5,666
Exploration and evaluation expenses	749	573
Mine standby costs	34,367	14,633
Income tax expense (recovery)	13,924	8,307
Loss from discontinued operations, net of tax	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	82,989	59,965
Information about assets and liabilities
Property, plant and equipment	2,046,759	2,018,440
Goodwill	0	0
Information about assets and liabilities	2,046,759	2,018,440
Debt, including current portion	0	0
Romania
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	0
Earnings (loss) from mine operations	0	0
Other significant items of income and expense
Impairment		0
Write-down (reversal) of assets	0	0
Exploration and evaluation expenses	0	0
Mine standby costs	0	0
Income tax expense (recovery)	0	0
Loss from discontinued operations, net of tax	(377,485)	(8,295)
Capital expenditure information
Additions to property, plant and equipment during the period	0	0
Information about assets and liabilities
Property, plant and equipment	0	423,503
Goodwill	0	0
Information about assets and liabilities	0	423,503
Debt, including current portion	0	0
Brazil
Earnings and loss information
Revenue		0
Production costs		0
Depreciation and amortization		0
Earnings (loss) from mine operations		0
Other significant items of income and expense
Impairment		0
Write-down (reversal) of assets		0
Exploration and evaluation expenses		0
Mine standby costs		0
Income tax expense (recovery)		0
Loss from discontinued operations, net of tax		(146,802)
Capital expenditure information
Additions to property, plant and equipment during the period		0
Information about assets and liabilities
Property, plant and equipment		0
Goodwill		0
Information about assets and liabilities		0
Debt, including current portion		0
Other
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	0
Earnings (loss) from mine operations	0	0
Other significant items of income and expense
Impairment		0
Write-down (reversal) of assets	681	0
Exploration and evaluation expenses	2,343	1,944
Mine standby costs	0	0
Income tax expense (recovery)	(14,507)	0
Loss from discontinued operations, net of tax	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	13,185	6,815
Information about assets and liabilities
Property, plant and equipment	15,200	15,605
Goodwill	0	0
Information about assets and liabilities	15,200	15,605
Debt, including current portion	$ 494,414	$ 489,763